Consolidated Statements Of Equity (Parenthetical)-K - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock - cash dividends declared per share		$ 0.24	$ 0.2	$ 0.2	$ 0.04
Common stock repurchased	[1]	$ 32,648,000	$ 43,579,000	$ 91,448,000
Preferred Stock Shares Issued		1,000	1,000	1,000
Preferred Stock Liquidation Preference		$ 100,000	$ 100,000	$ 100,000
Preferred Stock Dividends Per Share Declared		$ 6,200	$ 6,200	$ 5,838
Common Stock [Member]
Common stock repurchased	[1]	$ 1,423,000	$ 2,221,000	$ 5,223,000
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased		$ 28,400,000	$ 38,500,000	$ 87,600,000

[1]	2015, 2014 and 2013 include $28.4 million, $38.5 million and $87.6 million, respectively, repurchased under share repurchase programs.